Supplementary Oil And Gas Information (Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves-Before Discounting) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 36,256	$ 29,595	$ 54,289
Production costs	11,861	10,368	15,912
Development costs	8,497	9,327	15,972
Income taxes	2,267	555	3,514
Future net cash flows	13,631	9,345	18,891
Less 10% annual discount for estimated timing of cash flows	4,814	3,328	8,143
Discounted future net cash flows	8,817	6,017	10,748
Canada [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	19,039	15,471	27,731
Production costs	7,377	6,273	9,717
Development costs	4,515	5,117	8,186
Income taxes	652		784
Future net cash flows	6,495	4,081	9,044
Less 10% annual discount for estimated timing of cash flows	1,836	1,079	3,759
Discounted future net cash flows	4,659	3,002	5,285
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	17,217	14,124	26,558
Production costs	4,484	4,095	6,195
Development costs	3,982	4,210	7,786
Income taxes	1,615	555	2,730
Future net cash flows	7,136	5,264	9,847
Less 10% annual discount for estimated timing of cash flows	2,978	2,249	4,384
Discounted future net cash flows	$ 4,158	$ 3,015	$ 5,463